Administrative Services Agreement (Details Textual) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Mason Resource [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 0.6	$ 0.4